4. Net Loss Per Share (Details)	12 Months Ended						92 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Dec. 31, 2012 CAD
Earnings Per Share [Abstract]
Numerator - net loss		(439,499)		(1,050,341)		(971,141)	(4,913,063)
Denominator - weighted average number of common shares outstanding - basic and diluted	45,493,814	45,493,814	428,236	428,236	427,896	427,896
Basic and diluted net loss per common share	$ (0.01)		$ (2.45)		$ (2.27)